[DECHERT LLP LETTERHEAD]

May 27, 2011

Ms. Kimberly A. Browning
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "FUND;" FILE NOS. 333-135105 & 811-21910)

Dear Ms. Browning:

I enclose Post-Effective Amendment No. 83 (the "Amendment") to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, for the purpose of reflecting a change in the benchmark index of one series of the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz